ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Artelo Biosciences, Inc. (“we”, “us”, “our”, the “Company”) is a Nevada corporation incorporated on May 2, 2011, and based in Solana Beach, California. The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America (“GAAP”), and the Company’s fiscal year end is December 31.

The Company registered wholly owned subsidiaries in Ireland, Trinity Reliant Ventures Limited, on November 11, 2016, in the United Kingdom (“UK”), Trinity Research & Development Limited, on June 2, 2017 and in Canada, Artelo Biosciences Corporation, on March 18, 2020. On January 8, 2020, Trinity Research and Development Limited changed its name to Artelo Biosciences Limited. Operations in the subsidiaries have been consolidated in the financial statements.

The Company is a clinical stage biopharmaceutical company focused on developing therapeutics that target lipid-signaling pathways, including treatments intended to modulate the endocannabinoid system (the “ECS”), a family of receptors and neurotransmitters that form a biochemical communication network throughout the body.

Going Concern

The Company has incurred losses since inception and incurred a net loss of $12,879 during the year ended December 31, 2025. As of December 31, 2025, we had cash and cash equivalents of $600.

In July 2023, the Company filed a $75,000 in aggregate value shelf registration statement on Form S-3 which became effective on July 14, 2023. The shelf registration statement is effective for three years and permits the Company to sell, from time to time, up to $75,000 of the Company’s common stock, preferred stock, debt securities, warrants, and/or units subject to a limit of one-third (1/3) of the Company’s public float within a twelve (12) month period if the public float of the Company is less than $75,000 as of relevant measurement dates under applicable securities laws.

On May 1, 2025, the Company issued at-market, unsecured convertible notes with gross proceeds of $900. The convertible notes bore interest at 12.0% and had a maturity of 180 days. The convertible notes were subject to voluntary and automatic provisions for conversion into the Company’s common stock, as well as conversion into warrants to purchase the Company’s common stock for a five-year period at a price of $18.72 per share, as adjusted for the subsequent reverse stock splits. Certain members of the Company’s board of directors, an officer and consultants to the Company acquired $350 of the convertible notes. On October 28, 2025, Artelo Biosciences, Inc. (the “Company”) entered into a Subscription Agreement (the “Subscription Agreement”) pursuant to which it issued and sold to certain investors (the “Investors”), and the Investors purchased (by converting all or a portion of the unconverted “Voluntary Conversion” portion of unpaid principal balance and accrued interest due to such Investors upon the maturity of the convertible promissory notes issued to the Investors on May 1, 2025): (i) convertible notes (the “Notes”) to the Investors in an aggregate principal amount of $692, of which $195 was to related parties; and (ii) warrants (the “Warrants”) to purchase an aggregate of 146,067 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”), at an exercise price of $10.20 per share (collectively, the “Offering”). The Notes have a maturity of 180 days and bear interest at 12.0%.

On June 24, 2025, the Company entered into a securities purchase agreement with the purchasers named therein, for the private placement of (i) 45,618 shares of the Company’s common stock at $17.46 per share, (ii) pre-funded warrants to purchase 31,060 shares of common stock at an exercise price of $0.003 per share at $17.457 per pre-funded warrant, (iii) warrants to purchase 153,351 shares of common stock at an exercise price of $17.46 per share, and (iv) warrants to purchase 76,678 shares of common stock at an exercise price of $30.00 per share. Total gross proceeds were $1,425, net proceeds were $1,079 after transaction costs of $346.

On July 18, 2025, the Company entered into an At-The-Market Offering Agreement (the “Sales Agreement”) with R.F. Lafferty & Co., Inc. (“R.F. Lafferty”) under which we may offer and sell up to $6.5 million of shares of our common stock from time to time through an “at the market” offering program under which R.F. Lafferty will act as sales agent. Under the Sales Agreement, the Company will set the parameters for the sale of shares, including the number or dollar amount of shares to be issued, the time period during which sales are requested to be made, limitations on the number or dollar amount of shares that may be sold in any one trading day and any minimum price below which sales may not be made. Subject to the terms and conditions of the Sales Agreement, R.F. Lafferty may sell the shares by methods deemed to be an “at the market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). We have no obligation to sell any shares under the Sales Agreement and may at any time suspend solicitation and offers under the Sales Agreement. The shares will be issued pursuant to the Company’s shelf registration statement on Form S-3, including the prospectus supplement contained therein, which was declared effective by the SEC on July 14, 2023. During the year ended December 31, 2025, 16,952 shares were sold under the Sales Agreement for net proceeds of $442.

On August 4, 2025, the Company entered into a securities purchase agreement for an at-the market PIPE (private investment in public equity) for the purchase and sale of securities at a price of $31.35 per unit, consisting of: (a) 302,229 shares of common stock (or pre-funded warrants in lieu thereof); (b) three-year warrants to purchase 302,229 shares of common stock at an exercise price of $30.60 per share; and (c) three-year warrants to purchase 302,229 shares of common stock at an exercise price of $150.00 per share, for expected aggregate gross proceeds of approximately $9,475. The Company agreed that the net proceeds of the sale would be used to purchase Solana’s native token, SOL. On August 19, 2025, this securities purchase agreement was terminated with mutual consent of the Company and investors and all proceeds received from investors were returned.

On September 4, 2025, the Company entered into an underwriting agreement (the “First Underwriting Agreement”) with R.F. Lafferty & Co., Inc. (“Underwriter”), the sole book-running manager and underwriter, relating to an underwritten offering of (i) 213,641 shares of common stock at a price to the public of $13.20 per share, and (ii) pre-funded warrants to purchase up to 13,631 shares of common stock at an exercise price of $0.003 per share, at a price to the public of $13.197 per pre-funded warrant, for aggregate gross proceeds of approximately $3,000, before deducting underwriting discounts and commissions and other estimated offering expenses of $310 resulting in net proceeds of $2,690. The offering was closed on September 5, 2025. The Company delivered the securities to the Underwriter on the same day. Pursuant to the First Underwriting Agreement, the Company granted the Underwriter a 45-day option to purchase up to an additional 34,090 shares of common stock at the share purchase price per share and/or pre-funded warrants at the pre-funded warrant purchase price, less the underwriting discounts to cover overallotments, if any. The Underwriter purchased an additional 19,305 shares of common stock under this option for net proceeds of $237.

On September 30, 2025, the Company entered into an underwriting agreement (the “Second Underwriting Agreement”) with the Underwriter, the sole book-running manager and underwriter, relating to an underwritten offering of (i) 147,070 shares (the “Shares”) of common stock, par value $0.001 per share, of the Company at a price to the public of $13.20 per share (the “Share Purchase Price”), and (ii) pre-funded warrants to purchase up to 4,445 shares of common stock at an exercise price of $0.003 per share at a price to the public of $13.197 per pre-funded warrant, for aggregate gross proceeds of approximately $2,000, before deducting underwriting discounts and commissions and the other estimated offering expenses of $240 resulting in net proceeds of $1,760. Pursuant to the Second Underwriting Agreement, the Company granted the Underwriter a 45-day option to purchase up to an additional 22,727 shares of common stock at the share purchase price per share and/or pre-funded warrants at the pre-funded warrant purchase price, less the underwriting discounts to cover over-allotments, if any. This option was not exercised by the Underwriter.

To continue operations, the Company will be required to raise additional funds by completing additional equity or debt offerings or licensing our product candidates. There can be no assurance that the Company will be successful in acquiring additional funding, that the Company’s projections of its future working capital needs will prove accurate, or that any additional funding would be sufficient to continue operations in future years. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. The accompanying consolidated financial statements do not include any adjustments to reflect the future effects on the recoverability and classification of assets or the amounts and classification of liabilities if the Company is unable to continue as a going concern.

Negative Global or National Events

Businesses have been and will continue to be impacted by a number of challenging global and national events and circumstances that continue to evolve, including tariffs, trade disputes, extreme weather conditions, increased economic uncertainty, inflation, interest rate fluctuation, recent and any potential future financial institution failures, and conflicts in Eastern Europe, the Middle East and in other countries. The extent of the impact of these events and circumstances on our business, operations and development timelines and plans remains uncertain, and will depend on certain developments, including the duration and scope of the events and their impact on our development activities, third-party manufacturers, and other third parties with whom we do business, as well as its impact on regulatory authorities and our key scientific and management personnel. We have been and continue to actively monitor the potential impacts that these various events and circumstances may have on our business, and we take steps, where warranted, to minimize any potential negative impacts on our business resulting from these events and circumstances. The ultimate impact of these global and national events and circumstances, either individually or in aggregate, is highly uncertain and subject to change.

Reverse Stock Split

On June 12, 2025, the Company filed with the Secretary of State of the State of Nevada a Certificate of Change, pursuant to Nevada Revised Statutes 78.209, to effect a one-for-six (1-for-6) reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding common stock, par value $0.001 per share. The Reverse Split was effective as of 12:01 a.m. Eastern Time on June 13, 2025. Pursuant to the Nevada Revised Statutes 78.207, the Company’s board of directors has the authority to effect a reverse stock split without stockholder approval if the number of authorized shares of common stock and the number of outstanding shares of common stock are proportionally reduced.

As a result of the Reverse Split, each six (6) pre-split shares of common stock outstanding were automatically combined into one (1) new share of common stock without any action on the part of the holders, and the number of outstanding shares of common stock was reduced from 3,280,000 to approximately 546,667. The number of authorized shares of common stock was reduced from 50,000,000 to 8,333,333, while the number of authorized shares of preferred stock was reduced from 416,667 to 69,444. On August 28, 2025, the Company held a special meeting of stockholders in which the shareholders voted to increase the authorized number of shares of common stock from 8,333,333 shares to 500,000,000 shares.